Segmental information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segmental information
2. Segmental information
The Group has
four
reportable segments reflecting its geographical regions and its Central functions:

•	Americas;

•	EMEAA;

•	Greater China; and

•	Central.
Central functions include technology, sales and marketing, finance, human resources and corporate services; Central revenue arises principally from technology fee income.
No operating segments have been aggregated to form these reportable segments.
Management monitors the operating results of these reportable segments for the purpose of making decisions about resource allocation and performance assessment. Each of the geographical regions is led by its own Chief Executive Officer who reports to the Group Chief Executive Officer.
The System Fund is not viewed as being part of the Group’s core operations as it is not managed to generate a profit or loss for IHG over the longer term. As such, its results are not regularly reviewed by the Chief Operating Decision Maker (CODM) and it does not constitute an operating segment under IFRS 8. Similarly, reimbursements of costs are not reported to the CODM and so are not included within the reportable segments.
Segmental performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group Financial Statements, excluding System Fund and exceptional items. Group financing activities, fair value gains/(losses) on contingent purchase consideration and income taxes are managed on a Group basis and are not allocated to reportable segments.
Revenue

Year ended 31 December	2019 $m	2018 $m	2017 $m
Americas	1,040	1,051	999

EMEAA	723	569	457

Greater China	135	143	117

Central	185	170	157

Revenue from reportable segments	2,083	1,933	1,730

System Fund revenues	1,373	1,233	1,242

Reimbursement of costs	1,171	1,171	1,103

Total revenue	4,627	4,337	4,075

Profit

Year ended 31 December	2019 $m	2018 Restated $m	2017 Restated $m
Americas (see below)	700	673	648

EMEAA	217	206	175

Greater China	73	70	53

Central	(125)	(117)	(102)

Operating profit from reportable segments	865	832	774

System Fund	(49)	(146)	(34)

Operating exceptional items (note 6)	(186)	(104)	4

Operating profit	630	582	744

Net finance costs	(115)	(96)	(91)
Fair value gains/(losses) on contingent purchase consideration	27	(4)	—

Profit before tax	542	482	653

Tax	(156)	(132)	(118)

Profit for the year	386	350	535

All items above relate to continuing operations.
Operating profit from reportable segments includes business interruption insurance proceeds of $10m in 2019, relating to the Americas region, which is included in ‘other operating income’ in the Group income statement.
Assets

31 December	2019 $m	2018 Restated $m
Americas	1,784	1,656

EMEAA a	978	738

Greater China	136	110

Central	772	755

Segment assets	3,670	3,259

Unallocated assets:

Derivative financial instruments	1	8

Tax receivable	44	58

Deferred tax assets	66	63

Cash and cash equivalents	195	704

Total assets	3,976	4,092

a	Includes assets classified as held for sale of $19m (2018: $nil).
Liabilities

31 December	2019 $m	2018 Restated $m
Americas	(971)	(995)

EMEAA a	(398)	(386)

Greater China	(80)	(61)

Central	(206)	(225)

Segment liabilities	(1,655)	(1,667)

Unallocated liabilities:

Loyalty and co-brand deferred revenue and other payables	(1,339)	(1,291)

Loans and other borrowings	(2,165)	(2,014)
Derivative financial instruments	(20)	—

Tax payable	(50)	(50)

Deferred tax liabilities	(118)	(124)

Deferred and contingent purchase consideration b	(94)	(77)

Total liabilities	(5,441)	(5,223)

a	Includes liabilities classified as held for sale of $22m (2018: $nil).
b	Excludes UK portfolio which is included in EMEAA. 2018 has been restated accordingly.

Other segmental information

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure (page 153 )	57	71	—	137	265

Non-cash items:

Depreciation and amortisation a	44	25	5	42	116

Share-based payments cost	9	4	2	13	28

Share of losses/(gains) of associates and joint ventures	9	(6)	—	—	3
Impairment charges	50	81	—	—	131

Year ended 31 December 2018	Americas Restated $m	EMEAA Restated $m	Greater China Restated $m	Central Restated $m	Group Restated $m
Capital expenditure (page 153 )	74	33	2	142	251

Non-cash items:

Depreciation and amortisation a	46	17	7	45	115

Share-based payments cost	8	4	3	12	27

Share of losses/(gains) of associates and joint ventures	6	(5)	—	—	1

Year ended 31 December 2017	Americas Restated $m	EMEAA Restated $m	Greater China Restated $m	Central Restated $m	Group Restated $m
Capital expenditure	120	26	2	202	350

Non-cash items:

Depreciation and amortisation a	42	15	5	50	112

Share-based payments cost	6	4	3	8	21

Share of losses/(gains) of associates and joint ventures	1	(4)	—	—	(3)

Impairment charge	18	—	—	—	18

a
Included in the $
116
m (2018: $
115
m, 2017: $
112
m) of depreciation and amortisation is $
82
m (2018: $
86
m, 2017: $
78
m) relating to administrative expenses and $
34
m (2018: $
29
m, 2017: $
34
m) relating to cost of sales. A further $
54
m
(2018: $49m, 2017: $41m)

of depreciation and amortisation was recorded within System Fund expenses.

Reconciliation of capital expenditure

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	57	71	—	137	265

Goodwill	—	4	—	—	4

Contract acquisition costs	(27)	(35)	—	—	(62)

Timing differences and other adjustments	4	1	—	(4)	1

Additions per the Group Financial Statements	34	41	—	133	208

Comprising additions to:

Goodwill and other intangible assets	—	4	—	104	108

Property, plant and equipment	19	29	—	29	77

Investment in associates and joint ventures	14	—	—	—	14

Other financial assets	1	8	—	—	9

	34	41	—	133	208

Year ended 31 December 2018	Americas Restated $m	EMEAA Restated $m	Greater China Restated $m	Central Restated $m	Group Restated $m
Capital expenditure per management reporting	74	33	2	142	251

Contract acquisition costs	(32)	(26)	—	—	(58)

Timing differences and other adjustments	1	—	—	—	1

Additions per the Group Financial Statements	43	7	2	142	194

Comprising additions to:

Intangible assets	—	—	—	112	112

Property, plant and equipment	13	2	2	30	47

Investment in associates and joint ventures	3	—	—	—	3

Other financial assets	27	5	—	—	32

	43	7	2	142	194

Geographical information

Year ended 31 December	2019 $m	2018 $m	2017 $m
Revenue

United Kingdom	265	151	74

United States	1,957	1,950	1,845

China	214	222	201

Rest of World	818	781	713

	3,254	3,104	2,833

System Fund (note 33 )	1,373	1,233	1,242

	4,627	4,337	4,075

For the purposes of the above table, hotel and reimbursable revenues are
determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the
United Kingdom,
revenue relating to an individual country is separately disclosed when it represents
10
% or more of total revenue
. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel, or in the case of the loyalty programme, according to the location where members consume their rewards.

31 December	2019 $m	2018 Restated $m
Non-current assets

United Kingdom	184	205

United States	1,632	1,643

Rest of World	847	510

	2,663	2,358
For the purposes of the above table,
non-current
assets comprise goodwill and other intangible assets, property, plant and equipment, right-of-use
assets, investments in associates and joint ventures,
non-current
contract costs and
non-current
contract assets. In addition to the United Kingdom,
non-current
assets relating to an individual country are separately disclosed when they represent
10
% or more of
total non-current
assets, as defined above.